                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.
                                      LOGO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

To Our Shareholders:

     We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the period ended June 30, 1998.

     During the period, the Program generated annualized net investment income of 6.42% as a percentage of average net assets and paid dividends of $0.69 per share.

     During the period, interest rates on 30 year Treasury securities fluctuated from a low of 5.65% on June 15 to a high of 6.11% on April 29. GNMA current coupons purchased for the Program fluctuated from a low of 6.50% to a high of 7.00%. While principal pay downs of the GNMA pools held in the Program averaged nearly $2.0 million per month during the second half of 1997, pay downs accelerated to $3.2 million per month during the first half of 1998. Purchases of Program shares averaged $2.5 million per month and redemptions averaged $2.8 million per month.

     Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in Short Term Treasury Bills. This contributed $33,664 of income to the Program for the period.

     This Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend, and barring any dramatic change in interest rates should provide investors with attractive returns in the future.

     Thank you for including Defined Asset Funds and The GNMA Fund Investment Accumulation Program, Inc. among your investment portfolio.


Officers and Directors                                 Sincerely,
Michael J. Perini-President and Director
Leonard I. Shankman-Director
Robert A. Kavesh-Director
Philip G. Milot-Vice President
Teresa A. Koncick-Secretary
Gerard J. Fenerty-Treasurer                            Michael J. Perini
                                                       President
Custodian and Transfer Agent
The Bank of New York
P.O. Box 974 Wall Street Station
New York, N.Y. 10268-0974

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 1998
--------------------------------------------------------------------------------


                                             INTEREST                                                          VALUE (NOTE
          SECURITY DESCRIPTION                   RATE   RANGE OF MATURITIES   FACE AMOUNT*        COST*            1A)
-----------------------------------------  -----------  -------------------  --------------  ---------------  --------------
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       6.50%   05/15/23-06/15/28   $   32,046,153  $    32,148,370  $   32,006,095
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       7.00    03/15/22-03/15/28       74,070,516       74,716,487      75,320,827
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       7.50    02/15/22-07/15/27       34,818,660       35,142,256      35,808,903
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       8.00    03/15/17-11/15/26       18,631,747       18,774,433      19,324,661
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       8.50    06/15/16-05/15/25        9,889,603       10,004,369      10,439,712
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       9.00    04/15/16-10/15/21        6,106,807        6,123,092       6,541,917
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                       9.50    10/15/09-11/15/20        6,080,573        6,085,280       6,572,722
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      10.00    10/15/15-06/15/18        3,713,784        3,727,936       4,059,630
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      11.50    04/15/13-12/15/15        1,800,407        1,767,326       2,024,896
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      12.00    02/15/13-11/15/15          831,967          837,479         947,142
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      13.00        04/15/13                38,012           38,876          43,952
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      13.50        05/15/11                10,921           10,310          12,655
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      14.50        04/15/13                19,212           19,886          22,340
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      15.00        06/15/13               136,718          142,612         159,191
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      16.00    12/15/11-04/15/12          180,767          187,093         210,933
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      17.00    10/15/11-01/15/12          586,156          617,667         685,437
                                                                             --------------  ---------------  --------------
                                                                             $  188,962,003  $   190,343,472**$  194,181,013
Total Investments--97%.....................................................
                                                                             --------------
                                                                             --------------  ---------------
                                                                                             ---------------
                                                                                                                   5,902,067
Other Assets in Excess of Liabilities--3%...................................................................
                                                                                                              --------------
Net Assets--Equivalent to $21.06 net asset value per share on 9,499,913 shares of capital stock
                                                                                                              $  200,083,080
outstanding--100%...........................................................................................
                                                                                                              --------------
                                                                                                              --------------

 * Original face amounts and related costs are reduced by principal payment pass-throughs.
** Aggregate cost for Federal tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments at Value (Identified Cost $190,343,472) (Note 1a)................................  $     194,181,013
  Cash.........................................................................................          4,994,189
  Interest Receivable..........................................................................          1,181,192
  Other........................................................................................              3,067
                                                                                                 -----------------
     Total Assets..............................................................................        200,359,461
                                                                                                 -----------------
LIABILITIES:
  Accounts Payable and Accrued Expenses........................................................            143,100
  Payable for Capital Stock Reacquired.........................................................            100,386
  Payable for Administrators (Note 2)..........................................................             32,895
                                                                                                 -----------------
     Total Liabilities.........................................................................            276,381
                                                                                                 -----------------
NET ASSETS (Equivalent to $21.06 net asset value per share on 9,499,913
     shares of capital stock outstanding) (Note 4).............................................  $     200,083,080
                                                                                                 -----------------
                                                                                                 -----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
INCOME:
  Interest Income and Premium Amortization (Note 1c)..........................                   $      6,989,920

EXPENSES:
  Custodian, Transfer and Dividend Disbursing Agent Fees......................  $       226,914
  Administration Fee (Note 2).................................................          199,240
  Printing and Mailing........................................................           71,961
  Professional Fees...........................................................           27,056
  Other.......................................................................           12,150
  Directors' Fees & Expenses..................................................            5,500           542,821
                                                                                ---------------  ----------------
     Net Investment Income....................................................                          6,447,099

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Unrealized Appreciation (Depreciation) of Investments:
     Beginning of Year........................................................        3,460,770
     End of Period............................................................        3,837,541
                                                                                ---------------
  Increase in Unrealized Appreciation.........................................                            376,771
                                                                                                 ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                   $      6,823,870
                                                                                                 ----------------
                                                                                                 ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          SIX MONTHS ENDED            YEAR ENDED
                                                                                  JUNE 30,          DECEMBER 31,
                                                                                      1998                  1997
                                                                         ------------------  --------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net Investment Income..................................................   $      6,447,099    $       13,634,703
Net Equalization (Debits) included in the Price of Capital Stock Sold
and Reacquired (Note 1d)...............................................            (51,703)             (146,110)
Increase in Unrealized Appreciation/(Depreciation) of Investments......            376,771             4,115,821
                                                                         ------------------  --------------------

Net Increase in Net Assets Derived from Operations.....................          6,772,167            17,604,414
                                                                         ------------------  --------------------

Dividends to Shareholders (Note 5).....................................         (6,478,647)          (13,476,029)
                                                                         ------------------  --------------------

Capital Share Transactions (Exclusive of Net Equalization Debits
  Allocated to Undistributed Net Investment Income) (Note 4):
Net Proceeds from Sale of Capital Stock................................          8,973,926            16,808,559
Net Asset Value of Shares Issued to Shareholders in Reinvestment of
  Dividends............................................................          5,878,501            12,264,828
                                                                         ------------------  --------------------
                                                                                14,852,427            29,073,387
Cost of Capital Stock Reacquired.......................................        (16,852,535)          (39,180,934)
                                                                         ------------------  --------------------
Decrease in Net Assets from Capital Stock Transactions.................         (2,000,108)          (10,107,547)
                                                                         ------------------  --------------------
Total Decrease in Net Assets...........................................         (1,706,588)           (5,979,162)

NET ASSETS:
Beginning of Year......................................................        201,789,668           207,768,830
                                                                         ------------------  --------------------
End of Period (including undistributed net investment income of
  $936,870 in 1998 and $1,020,122 in 1997 and accumulated realized
  capital losses of $83,332 in 1998 and in 1997).......................   $    200,083,080    $      201,789,668
                                                                         ------------------  --------------------
                                                                         ------------------  --------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                             YEAR ENDED DECEMBER 31,
                                   SIX MONTHS ENDED    --------------------------------------------------------------------
                                     JUNE 30, 1998         1997          1996          1995          1994          1993
                                   ------------------  ------------  ------------  ------------  ------------  ------------
SELECTED DATA FOR A SHARE OF
  CAPITAL STOCK OUTSTANDING
  THROUGHOUT EACH YEAR:
Net Asset Value, Beginning of
  Year...........................     $      21.03     $      20.59  $      21.10  $      19.24  $      21.39  $      21.66
                                   ------------------  ------------  ------------  ------------  ------------  ------------
Income From Investment Operations
Net Investment Income............             0.68             1.40          1.41          1.41          1.43          1.53
Net Realized and Unrealized Gain
  (Loss) on Investments..........             0.04             0.43         (0.53)         1.87         (2.14)        (0.20)
                                   ------------------  ------------  ------------  ------------  ------------  ------------
  Total From Investment
     Operations..................             0.72             1.83          0.88          3.28         (0.71)         1.33
                                   ------------------  ------------  ------------  ------------  ------------  ------------
Dividend Distributions from Net
     Investment Income                       (0.69)           (1.39)        (1.39)        (1.42)        (1.44)        (1.60)
                                   ------------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period...     $      21.06     $      21.03  $      20.59  $      21.10  $      19.24  $      21.39
                                   ------------------  ------------  ------------  ------------  ------------  ------------
                                   ------------------  ------------  ------------  ------------  ------------  ------------
TOTAL INVESTMENT RETURN..........             3.50%+           9.16%         4.39%        17.54%        (3.36%)        6.32%
                                   ------------------  ------------  ------------  ------------  ------------  ------------
                                   ------------------  ------------  ------------  ------------  ------------  ------------
SIGNIFICANT RATIOS/SUPPLEMENTAL
  DATA
Net Assets, End of Period (in
  thousands).....................     $    200,083     $    201,790  $    207,769  $    220,198  $    204,032  $    222,493
                                   ------------------  ------------  ------------  ------------  ------------  ------------
                                   ------------------  ------------  ------------  ------------  ------------  ------------
Operating Expenses to Average Net
  Assets.........................             0.54%*           0.57%         0.57%         0.58%         0.59%         0.62%
                                   ------------------  ------------  ------------  ------------  ------------  ------------
                                   ------------------  ------------  ------------  ------------  ------------  ------------
Net Investment Income to Average
  Net Assets.....................             6.42%*           6.74%         6.84%         6.92%         7.12%         7.00%
                                   ------------------  ------------  ------------  ------------  ------------  ------------
                                   ------------------  ------------  ------------  ------------  ------------  ------------
Portfolio Turnover Rate..........                0%               0%            0%            0%            0%            0%
                                   ------------------  ------------  ------------  ------------  ------------  ------------
                                   ------------------  ------------  ------------  ------------  ------------  ------------

 * Annualized
+ Aggregate Total Investment Return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The GNMA Fund Investment Accumulation Program, Inc. (the 'Program') was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940 as an open-end management company.

The following is a summary of significant accounting policies consistently followed by the Program.


(a) Investments are valued by the Program's pricing agent, Interactive Data Services, Inc. These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities.

(b) It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income including amortization of discount less premium amortization is recorded as earned. Dividend distributions to shareholders are recorded on the ex-dividend date.

(d) The Program follows the accounting practice known as 'Equalization' by which a portion of the proceeds from sales and costs of reacquiring capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of capital stock.

(e) Prepaid registration fees are charged to expense as the related shares are issued or over the period of registration, whichever is applicable.


2. ADMINISTRATION AGREEMENT

The Program has entered into an Administration Agreement with Merrill Lynch, Pierce, Fenner & Smith, Incorporated ('MLPF&S'), Prudential Securities Inc., Dean Witter Reynolds, Inc. and Smith Barney Inc. (the 'Administrators'), whereby the Administrators perform certain administrative duties for the Program. For these services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1 1/2% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

Certain officers and/or directors of the Program are officers of MLPF&S.

3. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 1998 purchases, excluding short-term securities, totalled $14,285,000. There were no sales of securities.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARES

The Articles of Incorporation authorize the Program to issue 25,000,000 shares of a single class. At June 30, 1998, paid-in capital amounted to $195,392,000. Transactions in shares were as follows:


                                                                                                     YEAR ENDED
                                                                                                   DECEMBER 31,
                                                              SIX MONTHS ENDED    ------------------------------
                                                                 JUNE 30, 1998             1997            1996
                                                              ------------------  --------------  --------------
Shares sold.................................................           428,334          815,853       1,132,204
Shares issued to shareholders in reinvestment of
  dividends.................................................           280,578          595,291         639,093
                                                              ------------------  --------------  --------------
Total.......................................................           708,912        1,411,144       1,771,297
Shares reacquired...........................................          (803,774)      (1,906,541)     (2,116,456)
                                                              ------------------  --------------  --------------
Net decrease................................................           (94,862)        (495,397)       (345,159)
                                                              ------------------  --------------  --------------
                                                              ------------------  --------------  --------------

5. DIVIDENDS AND DISTRIBUTIONS

The Program distributes, monthly, substantially all of its net investment income. Net realized capital gains, if any, are distributed annually. At June 30, 1998, the Program had a capital loss carryforward of approximately $84,000 ($19,000 expiring in 1998 in 1999 $56,000 in 2000), which will be available to offset a like amount of future taxable gains.

6. CASH OVERDRAFT

Under the terms of an agreement between the Program Agent ('Agent') and the Program, overdrafts by the Program are deemed to be loans by the Agent payable on demand and bearing interest at the GNMA Repurchase Agreement Rate. Such overdrafts are secured by a lien on the Program's property in the Agent's possession or control.

The Program did not have any overdrafts outstanding at the end of June 30, 1998.